Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Segment information [abstract]
Segment information
14.	Segment information

For management purposes, the Group has only one operating and reportable segment.

Revenue from external customers for the various types of products the Company sells to are not disclosed as the information is not available and the determination is not practicable.

	Southeast Asia					North Asia
	Singapore	Malaysia	Indonesia	The rest of Southeast Asia	Sub-total	South Korea	Hong Kong	China	The rest of North Asia	Sub-total	Australia	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
For the six months ending 30 June 2018
Revenue from external customers*	9,430	2,282	2,266	637	14,615	10,227	3,008	6,774	2,469	22,478	3,762	3,491	44,346

As at 31 December 2018
Non–current assets
Property and equipment	26,793	72	7	2	26,874	12	3	1	9	25	12	4	26,915
Leasehold land	4,728	-	-	-	4,728	-	-	-	-	-	-	-	4,728
Intangible assets	1,061	-	-	-	1,061	-	-	-	-	-	-	-	1,061
Goodwill	-	-	-	-	-	1,542	-	-	-	1,542	-	-	1,542

*	The geographical information above is derived based on the registered billing address of the customers.

	Southeast Asia					North Asia
	Singapore	Malaysia	Indonesia	The rest of Southeast Asia	Sub-total	South Korea	Hong Kong	China	The rest of North Asia	Sub-total	Australia	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
For the six months ending 30 June 2019
Revenue from external customers*	6,820	1,162	1,139	397	9,518	12,485	1,938	2,311	1,747	18,481	1,234	1,890	31,123

As at 30 June 2019
Non–current assets
Property and equipment	26,247	5	5	1	26,258	349	2	1	17	369	329	2	26,958
Leasehold land	4,638	-	-	-	4,638	-	-	-	-	-	-	-	4,638
Intangible assets	843	-	3	-	846	-	-	-	-	-	-	-	846
Goodwill	-	-	-	-	-	1,548	-	-	-	1,548	-	-	1,548

*	The geographical information above is derived based on the registered billing address of the customers.

34	Segment information

For management purposes, the Group has only one operating and reportable segment.

Revenue from external customers for the various types of products the Company sells are not disclosed as the information is not available and the determination is not practicable.

Geographical information

	Southeast Asia					North Asia
	Singapore	Malaysia	Indonesia	The rest of Southeast Asia	Subtotal	South Korea	Hong Kong	China	The rest of North Asia	Subtotal	Australia	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
31 December 2016
Revenue from external customers*	32,081	7,829	11,231	2,916	54,057	19,359	11,550	8,329	8,189	47,427	20,297	6,222	128,003

Non-current assets
Property and equipment	18,707	39	24	6	18,776	33	7	1	23	64	81	—	18,921
Leasehold land	5,010	—	—	—	5,010	—	—	—	—	—	—	—	5,010
Intangible assets	1,613	—	—	1	1,614	10	—	1	1	12	—	—	1,626
Goodwill	—	—	—	—	—	1,504	—	—	—	1,504	—	—	1,504

31 December 2017
Revenue from external customers*	21,854	4,444	7,725	1,520	35,543	21,092	8,733	14,169	6,102	50,096	13,101	8,999	107,739

Non-current assets
Property and equipment	28,571	130	12	4	28,717	21	7	1	14	43	39	6	28,805
Leasehold land	5,022	—	—	—	5,022	—	—	—	—	—	—	—	5,022
Intangible assets	1,424	—	—	—	1,424	4	—	—	1	5	—	—	1,429
Goodwill	—	—	—	—	—	1,568	—	—	—	1,568	—	—	1,568

*	The geographical information above is derived based on the registered billing address of the customers

	Southeast Asia					North Asia
	Singapore	Malaysia	Indonesia	The rest of Southeast Asia	Subtotal	South Korea	Hong Kong	China	The rest of North Asia	Subtotal	Australia	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
31 December 2018
Revenue from external customers*	20,111	4,316	4,336	1,256	30,019	21,838	6,689	10,760	5,423	44,710	6,760	6,890	88,379

Non-current assets
Property and equipment	26,793	72	7	2	26,874	12	3	1	9	25	12	4	26,915
Leasehold land	4,728	—	—	—	4,728	—	—	—	—	—	—	—	4,728
Intangible assets	1,061	—	—	—	1,061	—	—	—	—	—	—	—	1,061
Goodwill	—	—	—	—	—	1,542	—	—	—	1,542	—	—	1,542

*	The geographical information above is derived based on the registered billing address of the customers

Major customer

The Group does not have any major customers during the financial years ended 31 December 2018, 2017 and 2016.